Related party transactions - Key management personnel compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 18, 2023
Disclosure of transactions between related parties [line items]
Share-based payment transaction, additional value expensed	$ 600	$ 634
Number of shares issued through reorganisation (in shares)	20,499,999
Vast Employees
Disclosure of transactions between related parties [line items]
Share-based payment transaction, additional value expensed	$ 37
Expense from share-based payment transactions	$ 112
Issued to VAST Employees | Vast Employees
Disclosure of transactions between related parties [line items]
Number of shares issued through reorganisation (in shares)	264,533		264,533
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Short-term employee compensation/benefits	$ 1,655	1,151
Share-based payment expense	1,779	672
Long-term employee compensation/benefits	(6)	10
Key management personnel compensation	$ 3,428	$ 1,833
Ordinary shares and NETC warrants issued to key management personnel (in shares)	3,616,000	3,616,000